3. Significant accounting policies	12 Months Ended
Dec. 31, 2020
Use of deferred tax and judicial deposit
Significant accounting policies
3.	Significant accounting policies

The significant accounting policies used in the preparation of the annual financial statements of the Company, for the year ended December 31, 2020, are consistent with those adopted and disclosed in the financial statements of the previous years. To aid cohesion and comprehension, the accounting policies are set out at the end of each explanatory note.